Summary of Warrant Outstanding (Details) - $ / shares	12 Months Ended		15 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Number of Warrants, Balance	14,751,835		14,751,835
Exercise Price, Balance	$ 2.00		$ 2.00
Number of Warrants, Balance	18,803,334	14,751,835	21,556,638
Exercise Price, Balance	$ 1.52	$ 2.00	$ 1.80
Number of Warrants, Exercisable, Balance	18,803,334		21,556,638
Exercise Price, Balance	$ 1.52		$ 1.80
Total Warrants Outstanding Expired		15,958,126
Weighted Average Exercise Price Expired		$ 1.81
Convertible Note Warrants [Member]
Total Warrants Outstanding Expired		(1,200,000)
Exercise Price, Warrants exercised		$ (0.93)
Common Stock [Member]
Number of Warrants, Warrant conversions			(2,996,127)
Exercise Price, Warrant conversions			$ (1.32)
PIPE Warrants [Member]
Exercise Price, Warrants issued		$ (0.93)
Total Warrants Outstanding Expired		(10,266,845)
Warrant Conversions [Member]
Number of Warrants, Warrant conversions	(2,996,127)
Exercise Price, Warrant conversions	$ (1.32)
Warrant [Member]
Number of Warrants, Warrants cancelled	(1,656,050)
Warrant [Member] | Yerbae Brands Corp [Member]
Total Warrants Outstanding Expired
Total Warrants Outstanding Expired	14,805,080		14,805,080
Weighted Average Exercise Price Expired	$ 1.44		$ 1.44
Total Warrants Outstanding Expired	(1,451,098)
Weighted Average Exercise Price Expired
Weighted Average Exercise Price Expired	$ 1.23
Total Warrants Outstanding Expired	(2,399,675)
Weighted Average Exercise Price Expired	$ 1.50
Total Warrants Outstanding Expired	10,954,307	14,805,080
Weighted Average Exercise Price Expired	$ 1.48	$ 1.44
Private Placement [Member]
Total Warrants Outstanding Expired	3,370,787		3,370,787
Exercise Price, Warrants issued	$ 0.89		$ 0.89
Private Placement One [Member]
Total Warrants Outstanding Expired			2,753,304
Exercise Price, Warrants issued			$ 0.45
IPO [Member]
Total Warrants Outstanding Expired		9,260,554
Exercise Price, Warrants issued		$ 0.93
Settlement [Member]
Number of Warrants, Warrants cancelled		(1,656,050)	(1,656,050)
Exercise Price, Warrants cancelled	$ (1.40)		$ (1.40)
Total Warrants Outstanding Expired	5,332,889		5,332,889
Exercise Price, Warrants issued	$ 0.43		$ 0.43
Services [Member]
Total Warrants Outstanding Expired		1,000,000
Exercise Price, Warrants issued		$ 2.69